RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2016
Restatement Of Consolidated Financial Statements [Abstract]
Restatement Of Consolidated Financial Statements [Text Block]

NOTE 43: RESTATEMENT

During the current period the Group modified the presentation of derivative financial instruments in the consolidated balance sheet. In prior periods, the carrying amount of derivatives in the consolidated balance sheet was presented net of unpaid accrued interest, while the latter was included within the “Accrued interest receivable” and “Accounts payable, accrued expenses and other liabilities” line items. In the current period derivatives are presented on a gross basis, thus unpaid accrued interest receivable and payable is netted-off at deal level and then classified within line items “Derivative assets” or “Derivative liabilities” based on the classification of each derivative (asset or liability). Accordingly, the Group's consolidated balance sheet as at December 31, 2015 was restated as follows:

Statement of Financial Position
	As of December 31, 2015
	As previously reported	Reclassifications to HFS (see Note 17)	Restatements	Total
		(EUR in millions)

Derivative assets	3,895	(4)	182	4,073
Accrued interest receivable	476	(12)	(239)	225
TOTAL ASSETS	99,932		(57)	99,875

Derivative liabilities	4,641	-	167	4,808
Accounts payable, accrued expenses and other liabilities	2,573	(20)	(224)	2,329
Total liabilities	104,262		(57)	104,205
Total equity and liabilities	99,932		(57)	99,875